Borrowings - Financial Liabilities (Narrative I) (Details Narrative) $ in Thousands	3 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	11 Months Ended	12 Months Ended
	Apr. 11, 2019 USD ($)	Jun. 28, 2021 USD ($)	Jul. 24, 2019 USD ($)	Aug. 25, 2021 USD ($)	Dec. 07, 2022 USD ($)	Dec. 31, 2023 USD ($)	Oct. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Sale Leaseback Transaction [Line Items]
Finance Lease, Liability						$ 468,414		$ 389,007
Financial Liabilities [Member] | Navios Fantastiks and Navios Beaufiks [Member]
Sale Leaseback Transaction [Line Items]
Sale Leaseback Transaction, Date						December 2018
Finance lease, liability						$ 25,000
Financial Liabilities [Member] | Navios Beaufiks [member]
Sale Leaseback Transaction [Line Items]
Purchase Obligation							$ 6,528
Financial Liabilities [Member] | Navios Fantastiks [member]
Sale Leaseback Transaction [Line Items]
Maturity date						third quarter of 2024
Finance Lease, Liability						$ 7,239
Financial Liabilities [Member] | Navios Sol [Member]
Sale Leaseback Transaction [Line Items]
Sale Leaseback Transaction, Date						April 5, 2019
Finance lease, liability						$ 20,000
Maturity date						second quarter of 2029
Finance Lease, Liability						$ 14,334
Vessel year built						2009
Vessel type						Capesize
Vessel capacity in DWT						180,274
Proceeds from Lines of Credit	$ 20,000
Financial Liabilities [Member] | Navios Ace [Member]
Sale Leaseback Transaction [Line Items]
Sale Leaseback Transaction, Date						July 2, 2019
Finance lease, liability						$ 22,000
Maturity date						third quarter of 2030
Finance Lease, Liability						$ 16,505
Vessel year built						2011
Vessel type						Capesize
Vessel capacity in DWT						179,016
Proceeds from Lines of Credit			$ 22,000
Financial Liabilities [Member] | Navios Bonavis [member]
Sale Leaseback Transaction [Line Items]
Sale Leaseback Transaction, Date						June 2021
Finance lease, liability						$ 15,000
Maturity date						second quarter of 2027
Finance Lease, Liability						$ 10,999
Vessel year built						2009
Vessel type						Capesize
Vessel capacity in DWT						180,022
Proceeds from Lines of Credit		$ 15,000
Financial Liabilities [Member] | Navios Ray [member]
Sale Leaseback Transaction [Line Items]
Sale Leaseback Transaction, Date						June 2021
Finance lease, liability						$ 18,500
Maturity date						second quarter of 2030
Finance Lease, Liability						$ 15,148
Vessel year built						2012
Vessel type						Capesize
Vessel capacity in DWT						179,515
Proceeds from Lines of Credit		$ 18,500
Financial Liabilities [Member] | Navios Pollux [Member]
Sale Leaseback Transaction [Line Items]
Sale Leaseback Transaction, Date						August 16, 2021
Finance lease, liability						$ 15,000
Maturity date						third quarter of 2027
Finance Lease, Liability						$ 11,277
Vessel year built						2009
Vessel type						Capesize
Vessel capacity in DWT						180,727
Proceeds from Lines of Credit				$ 15,000
Financial Liabilities [Member] | Navios Primavera [member]
Sale Leaseback Transaction [Line Items]
Sale Leaseback Transaction, Date						December 20, 2021
Finance lease, liability						$ 25,264
Maturity date						third quarter of 2032
Finance Lease, Liability						$ 23,318
Vessel type						Kamsarmax
Vessel capacity in DWT						82,003
Date of delivery						July 2022
Financial Liabilities [Member] | Twelve Containerships [Member]
Sale Leaseback Transaction [Line Items]
Sale Leaseback Transaction, Date						October 2022
Finance lease, liability						$ 100,000
Finance Lease, Liability						$ 67,450
Drawn down date						October 31, 2022
Discount						$ 800
Debt Instrument, Description of Variable Rate Basis						SOFR
Debt Instrument, Basis Spread on Variable Rate						2.10%
Financial Liabilities [Member] | Navios Alegria [member]
Sale Leaseback Transaction [Line Items]
Sale Leaseback Transaction, Date						November 15, 2022
Finance lease, liability						$ 24,000
Maturity date						fourth quarter of 2032
Finance Lease, Liability						$ 21,441
Vessel year built						2016
Vessel type						Kamsarmax
Vessel capacity in DWT						84,852
Proceeds from Lines of Credit					$ 24,000
Debt Instrument, Description of Variable Rate Basis						SOFR
Debt Instrument, Basis Spread on Variable Rate						2.11%